Property and equipment, net	12 Months Ended
Dec. 31, 2017
Property and equipment, net [Abstract]
Property and equipment, net
8. Property and equipment, net

The following is a summary of property and equipment, net:

	As of December 31,
	2016	2017
	RMB	RMB	US$ (Note 2(d))
Computers and equipment	145,962	151,407	23,271
Leasehold improvements	92,962	87,750	13,487
Buildings	5,604	5,495	845
Furniture and fixtures	17,709	17,479	2,686
Vehicles	864	1,120	172
Software	32,366	51,911	7,979
Subtotal	295,467	315,162	48,440
Less: Accumulated depreciation	(127,579)	(177,854)	(27,336)
Property and equipment subject to depreciation	167,888	137,308	21,104
Construction in progress	9,929	10,970	1,686
Total	177,817	148,278	22,790

Depreciation expenses for the years ended December 31, 2015, 2016 and 2017 were RMB28,041, RMB66,510 and RMB65,704, respectively.